Selected Statement of Operations Data	12 Months Ended
Dec. 31, 2019
Organization, Consolidation and Presentation of Financial Statements [Abstract]
SELECTED STATEMENT OF OPERATIONS DATA

NOTE 10 - SELECTED STATEMENT OF OPERATIONS DATA

a.	Revenues:

1)	The Company's revenues derive from sale of software products and services in two operating segments. The Company has three product lines: (i) product line "A" - billing and customer care solutions for service providers; (ii) product line "B" - call accounting and call management solutions for enterprises; and (iii) product line "C" – mobile messaging, communication and payment solutions (as from the year ended December 31, 2019).

The following table sets forth the revenues classified by product lines:

	Years ended December 31,
	2 0 1 9	2 0 1 8	2 0 1 7
	U.S. dollars in thousands

Product line "A"	$13,591	$14,923	$14,722
Product line "B"	2,956	3,212	3,340
Product line "C"	6,117	-	-
	$22,664	$18,135	$18,062

2)	The following table sets forth the geographical revenues classified by geographical location of the customers:

	Years ended December 31,
	2 0 1 9	2 0 1 8	2 0 1 7
	U.S. dollars in thousands

The Americas	$12,030	$13,130	$12,995
Europe	8,839	3,328	3,181
Israel	1,272	884	977
Other	523	793	909
	$22,664	$18,135	$18,062

b.	Financial income (expenses), net:

	Years ended December 31,
	2 0 1 9	2 0 1 8	2 0 1 7
	U.S. dollars in thousands
Income:
Interest on bank deposits and short-term investments	$219	$208	$75
Non-dollar currency gains, net	89	-	415
Income from marketable securities	165	77	136
Realized gain from sale of available-for-sale securities	24	28	-
Interest on available-for-sale securities	-	27	42
	497	340	668

Expenses:
Non-dollar currency losses, net	-	(107)	-
Realized loss from sale of available-for-sale securities	-	-	(24)
Bank commissions and charges	(14)	(11)	(14)
	(14)	(118)	(38)
	$483	$222	$630

c.	Earnings per ordinary share ("EPS"):

The following table sets forth the computation of the Company's basic and diluted EPS:

	Years ended December 31,
	2 0 1 9	2 0 18	2 0 1 7
	In thousands

Weighted average number of shares issued and outstanding - used in computation of basic EPS	19,746	19,344	19,292
Add - incremental shares from assumed exercise of options	216	217	267
Weighted average number of shares used in computation of diluted EPS	19,962	19,561	19,559

In the years ended December 31, 2019, 2018 and 2017, options that their effect was anti-dilutive were not taken into account in computing the diluted EPS.

The number of options that could potentially dilute EPS in the future and were not included in the computation of diluted EPS is 32,000 options, 334,200 options and 354,000 options, for the years ended December 31, 2019, 2018 and 2017, respectively.